Credit Risk - Summary of Residential Mortgages by Geographical Distribution (Detail) - Credit risk [member] - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Stock [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 165,356	£ 157,957
New Business [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	29,814	27,274
London [member] | Stock [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	41,400	39,000
London [member] | New Business [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	7,500	7,100
Midlands and East Anglia [member] | Stock [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	22,100	21,100
Midlands and East Anglia [member] | New Business [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	4,300	3,800
North UK [member] | Stock [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	22,700	22,200
North UK [member] | New Business [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	3,800	3,400
Northern Ireland [member] | Stock [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	3,300	3,400
Northern Ireland [member] | New Business [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	300	200
Scotland [member] | Stock [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	6,800	6,700
Scotland [member] | New Business [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	1,200	1,000
South East Excluding London [member] | Stock [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	51,700	48,700
South East Excluding London [member] | New Business [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	9,700	9,000
South West and Wales and Other [member] | Stock [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	17,400	16,900
South West and Wales and Other [member] | New Business [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 3,000	£ 2,800